Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.69%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.41%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2020.
* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	72,576,548,995	A (i)	76,502,022,535
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	72,576,548,995
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	727,687,125
Total: A + B + C + D + E - F	71,848,861,871

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.3%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	62,131,357,158
-
A = lesser of (i) Present Value of outstanding loan balance of	76,866,597,181
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	76,866,597,181

Intercompany Loan Balance

Guarantee Loan	62,714,899,606
Demand Loan	14,874,345,095
Total	77,589,244,701

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
August 31, 2020	N/A	N/A

Portfolio Flow of Funds

	8/31/2020		7/30/2020
Cash Inflows
Principal Receipts	1,014,505,909.74	(7)	987,024,876.95	(7)
Sale of Loans	68,591,855.47		46,277,956.93
Revenue Receipts	171,945,773.01		164,684,768.74
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(171,484,479.05)	(8)	(164,130,911.91)	(9)
Purchase of Loans	(69,238,556.28)		(68,537,930.82)
Intercompany Loan Repayment	(1,013,859,208.93)	(7)(8)	(964,764,903.06)	(7)(9)
Distribution to Partners	-		-
Other Inflows / Outflows(10)	(69.87)		(61.32)
Net Inflows/(Outflows)	461,224.09		553,795.51

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.66080%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on September 17th, 2020.
(9) This amount was paid out on August 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$ 77,396,822,127
Current Month Ending Balance (1)	$ 76,386,884,503
Number of Mortgage Loans in Pool	284,519
Average Loan Size	$ 268,477
Number of Primary Borrowers	251,750
Number of Properties	257,339

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	54.48%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.67%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.28%
Weighted Average Seasoning of Loans in the Portfolio	23.23	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.76%
Weighted Average Original Term of Loans in the Portfolio	54.89	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.66	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	29.32	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	284,480	99.99%	76,378,236,331	99.99%
30 to 59 Days Past Due	32	0.01%	7,811,704	0.01%
60 to 89 Days Past Due	7	0.00%	836,468	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	29,248	10.28%	7,081,393,846	9.27%
British Columbia	48,471	17.04%	17,038,653,956	22.31%
Manitoba	5,433	1.91%	870,982,872	1.14%
New Brunswick	6,420	2.26%	655,334,315	0.86%
Newfoundland	6,902	2.43%	948,904,088	1.24%
Northwest Territories	79	0.03%	17,949,936	0.02%
Nova Scotia	9,721	3.42%	1,296,598,556	1.70%
Nunavut	-	0.00%	-	0.00%
Ontario	165,651	58.22%	45,980,055,829	60.19%
Prince Edward Island	1,416	0.50%	177,422,976	0.23%
Quebec	2,973	1.04%	712,341,505	0.93%
Saskatchewan	7,737	2.72%	1,504,830,694	1.97%
Yukon	468	0.16%	102,415,929	0.13%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,029	1.06%	972,526,514	1.27%
599 or less	1,424	0.50%	346,704,200	0.45%
600 - 650	7,411	2.60%	2,090,076,533	2.74%
651 - 700	19,844	6.97%	5,625,313,786	7.36%
701 - 750	37,971	13.35%	10,728,280,929	14.04%
751 - 800	55,978	19.67%	16,117,933,236	21.10%
801 and Above	158,862	55.84%	40,506,049,305	53.03%
Total	284,519	100.00%	76,386,884,503	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	246,915	86.78%	63,699,050,360	83.39%
Variable	37,604	13.22%	12,687,834,143	16.61%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	209,979	73.80%	48,966,139,083	64.10%
Non-STEP	74,540	26.20%	27,420,745,420	35.90%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,954	5.26%	3,235,169,066	4.24%
Owner Occupied	269,565	94.74%	73,151,715,437	95.76%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	69,332	24.37%	20,998,874,087	27.49%
2.5000 - 2.9999	132,296	46.50%	35,076,347,166	45.92%
3.0000 - 3.4999	52,216	18.35%	13,524,101,258	17.70%
3.5000 - 3.9999	29,129	10.24%	6,527,558,822	8.55%
4.0000 - 4.4999	1,020	0.36%	162,706,443	0.21%
4.5000 - 4.9999	220	0.08%	32,884,276	0.04%
5.0000 - 5.4999	36	0.01%	4,187,638	0.01%
5.5000 and Above	270	0.09%	60,224,812	0.08%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	26,825	9.43%	2,300,935,110	3.01%
20.01-25.00	11,722	4.12%	1,780,265,937	2.33%
25.01-30.00	14,188	4.99%	2,591,969,161	3.39%
30.01-35.00	17,077	6.00%	3,618,647,761	4.74%
35.01-40.00	20,500	7.21%	4,783,461,437	6.26%
40.01-45.00	23,500	8.26%	6,134,444,318	8.03%
45.01-50.00	25,516	8.97%	7,031,254,130	9.20%
50.01-55.00	25,848	9.08%	7,592,155,540	9.94%
55.01-60.00	26,088	9.17%	8,217,248,142	10.76%
60.01-65.00	25,204	8.86%	8,419,006,830	11.02%
65.01-70.00	25,636	9.01%	9,252,279,040	12.11%
70.01-75.00	22,820	8.02%	8,320,603,479	10.89%
75.01-80.00	15,047	5.29%	5,052,908,418	6.61%
80.01-90.00	4,227	1.49%	1,202,170,131	1.57%
90.01-100.00	242	0.09%	68,372,737	0.09%
Over 100.00	79	0.03%	21,162,332	0.03%
Total	284,519	100.00%	76,386,884,503	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	39,110	13.75%	8,181,957,613	10.71%
12.00 - 23.99	70,897	24.92%	17,625,694,262	23.07%
24.00 - 35.99	73,092	25.69%	19,949,024,120	26.12%
36.00 - 41.99	28,413	9.99%	8,472,954,830	11.09%
42.00 - 47.99	20,600	7.24%	6,501,375,271	8.51%
48.00 - 53.99	22,115	7.77%	7,777,335,582	10.18%
54.00 - 59.99	23,305	8.19%	6,006,156,678	7.86%
60.00 - 65.99	6,551	2.30%	1,780,277,620	2.33%
66.00 - 71.99	52	0.02%	9,863,031	0.01%
72.00 and Above	384	0.13%	82,245,496	0.11%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,562	21.64%	3,607,649,907.50	4.72%
100,000 - 149,999	36,944	12.98%	4,629,969,622.32	6.06%
150,000 - 199,999	34,693	12.19%	6,065,576,896.84	7.94%
200,000 - 249,999	31,174	10.96%	7,008,539,710.69	9.18%
250,000 - 299,999	26,224	9.22%	7,194,414,578.94	9.42%
300,000 - 349,999	20,884	7.34%	6,769,041,837.05	8.86%
350,000 - 399,999	16,235	5.71%	6,073,979,053.78	7.95%
400,000 - 449,999	12,011	4.22%	5,095,641,381.97	6.67%
450,000 - 499,999	9,680	3.40%	4,591,558,027.55	6.01%
500,000 - 549,999	7,426	2.61%	3,892,485,802.78	5.10%
550,000 - 599,999	6,128	2.15%	3,518,239,458.55	4.61%
600,000 - 649,999	4,461	1.57%	2,782,733,408.75	3.64%
650,000 - 699,999	3,362	1.18%	2,267,201,859.10	2.97%
700,000 - 749,999	2,624	0.92%	1,901,984,345.59	2.49%
750,000 - 799,999	2,193	0.77%	1,698,463,268.17	2.22%
800,000 - 849,999	1,706	0.60%	1,405,928,304.36	1.84%
850,000 - 899,999	1,444	0.51%	1,261,563,384.90	1.65%
900,000 - 949,999	1,152	0.40%	1,064,895,002.33	1.39%
950,000 - 999,999	890	0.31%	866,782,431.97	1.13%
1,000,000 or Greater	3,726	1.31%	4,690,236,219.88	6.14%
Total	284,519	100.00%	76,386,884,503	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	47,553	16.71%	11,884,161,757	15.56%
Single Family	231,431	81.34%	62,971,949,279	82.44%
Multi Family	4,799	1.69%	1,374,074,930	1.80%
Other	736	0.26%	156,698,537	0.21%
Total	284,519	100.00%	76,386,884,503	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	98,131,262	76,636,182	95,890,539	136,546,741	152,160,334	201,569,571	267,561,729	323,224,089	444,256,877	573,484,858	743,254,480	1,231,198,051	1,994,167,422	692,038,114	46,353,227	4,920,370	7,081,393,846	9.27%
	Current and Less Than 30 Days Past Due	98,131,262	76,636,182	95,890,539	136,546,741	152,160,334	201,569,571	267,561,729	323,224,089	444,256,877	573,484,858	743,254,480	1,231,198,051	1,993,241,340	691,889,340	46,353,227	4,920,370	7,080,318,990	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	926,082	148,774	-	-	1,074,856	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	513,492,418	376,210,967	526,736,534	761,999,914	1,025,816,936	1,293,430,698	1,447,287,998	1,611,157,703	1,818,435,283	1,855,140,907	1,755,643,825	2,002,192,924	1,799,518,596	239,068,249	6,447,138	6,073,866	17,038,653,956	22.31%
	Current and Less Than 30 Days Past Due	512,837,143	376,210,967	526,736,534	761,999,914	1,025,816,936	1,293,265,783	1,447,287,998	1,611,157,703	1,818,104,444	1,854,192,225	1,755,643,825	2,002,192,924	1,799,518,596	239,068,249	6,447,138	6,073,866	17,036,554,245	99.99%
	30 to 59 Days Past Due	569,308	-	-	-	-	-	-	-	330,839	948,682	-	-	-	-	-	-	1,848,829	0.01%
	60 to 89 Days Past Due	85,966	-	-	-	-	164,915	-	-	-	-	-	-	-	-	-	-	250,881	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	15,599,821	11,408,072	16,304,884	21,964,939	30,092,930	36,024,537	54,249,956	70,947,538	90,858,462	123,323,591	153,119,811	154,571,549	89,877,293	2,639,489	-	-	870,982,872	1.14%
	Current and Less Than 30 Days Past Due	15,599,821	11,408,072	16,304,884	21,964,939	30,092,930	35,930,416	54,249,956	70,947,538	90,858,462	123,323,591	153,119,811	154,571,549	89,877,293	2,639,489	-	-	870,888,751	99.99%
	30 to 59 Days Past Due	-	-	-	-	-	94,121	-	-	-	-	-	-	-	-	-	-	94,121	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,614,919	11,823,284	18,475,498	24,531,451	40,093,078	52,374,355	76,139,499	77,169,640	68,072,086	68,951,334	89,700,646	90,159,319	21,569,775	659,432	-	-	655,334,315	0.86%
	Current and Less Than 30 Days Past Due	15,614,919	11,823,284	18,475,498	24,531,451	40,093,078	52,374,355	76,091,724	77,169,640	68,072,086	68,879,123	89,700,646	90,159,319	21,569,775	659,432	-	-	655,214,330	99.98%
	30 to 59 Days Past Due	-	-	-	-	-	-	47,774	-	-	72,211	-	-	-	-	-	-	119,985	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,072,955	7,798,196	11,261,755	16,635,791	24,756,883	31,041,419	43,209,565	67,000,445	97,496,596	61,985,607	102,202,148	138,076,629	159,613,519	175,323,614	-	1,428,966	948,904,088	1.24%
	Current and Less Than 30 Days Past Due	11,072,955	7,798,196	11,261,755	16,635,791	24,756,883	31,041,419	43,209,565	67,000,445	97,496,596	61,985,607	102,202,148	138,076,629	159,613,519	175,323,614	-	1,428,966	948,904,088	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	413,032	429,420	384,818	1,514,946	624,447	776,061	1,923,914	1,914,911	1,547,816	2,245,843	3,188,479	2,986,250	-	-	-	-	17,949,936	0.02%
	Current and Less Than 30 Days Past Due	413,032	429,420	384,818	1,514,946	624,447	776,061	1,923,914	1,914,911	1,547,816	2,245,843	3,188,479	2,986,250	-	-	-	-	17,949,936	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	26,359,673	20,235,985	28,657,425	44,320,015	59,203,871	77,534,132	113,076,278	139,355,285	199,879,159	205,970,651	181,326,425	163,611,970	35,919,230	573,810	574,645	-	1,296,598,556	1.70%
	Current and Less Than 30 Days Past Due	26,354,153	20,235,985	28,657,425	44,320,015	59,128,322	77,534,132	113,076,278	139,355,285	199,879,159	205,865,434	181,197,775	163,573,408	35,919,230	573,810	574,645	-	1,296,245,058	99.97%
	30 to 59 Days Past Due	-	-	-	-	75,548	-	-	-	-	105,217	128,650	38,562	-	-	-	-	347,978	0.03%
	60 to 89 Days Past Due	5,520	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	5,520	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,579,251,226	1,244,222,471	1,845,181,728	2,534,416,264	3,354,452,352	4,290,628,187	4,791,235,777	5,040,017,578	5,240,872,739	5,245,465,406	5,842,821,453	4,050,746,178	810,251,551	86,941,735	14,812,054	8,739,129	45,980,055,829	60.19%
	Current and Less Than 30 Days Past Due	1,579,162,973	1,244,078,721	1,844,992,548	2,533,777,681	3,353,980,844	4,290,628,187	4,790,702,769	5,039,803,353	5,240,872,739	5,245,256,947	5,842,821,453	4,050,746,178	808,742,629	86,941,735	14,812,054	8,739,129	45,976,059,939	99.99%
	30 to 59 Days Past Due	88,254	143,751	189,180	524,016	471,507	-	410,167	-	-	208,460	-	-	1,508,923	-	-	-	3,544,257	0.01%
	60 to 89 Days Past Due	-	-	-	114,567	-	-	122,841	214,225	-	-	-	-	-	-	-	-	451,634	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,559,630	2,140,512	5,143,385	6,446,148	8,745,385	13,761,430	19,520,144	12,463,379	19,957,353	17,641,672	30,917,568	30,342,990	5,783,379	-	-	-	177,422,976	0.23%
	Current and Less Than 30 Days Past Due	4,559,630	2,140,512	5,143,385	6,446,148	8,745,385	13,761,430	19,520,144	12,463,379	19,957,353	17,641,672	30,917,568	30,342,990	5,783,379	-	-	-	177,422,976	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	7,991,042	7,027,903	9,219,001	17,848,859	21,832,287	29,270,783	29,039,187	45,461,738	53,525,093	61,809,375	117,353,001	224,317,005	83,319,452	4,141,104	185,673	-	712,341,505	0.93%
	Current and Less Than 30 Days Past Due	7,991,042	7,027,903	9,219,001	17,848,859	21,832,287	29,270,783	29,039,187	45,461,738	53,525,093	61,809,375	117,353,001	224,317,005	83,319,452	4,141,104	185,673	-	712,341,505	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	26,030,372	20,307,590	31,483,903	48,348,867	59,563,166	100,034,588	179,716,186	197,262,802	172,961,169	189,094,425	215,396,157	214,850,865	48,996,023	784,583	-	-	1,504,830,694	1.97%
	Current and Less Than 30 Days Past Due	26,030,372	20,307,590	31,483,903	48,348,867	59,563,166	100,034,588	179,587,753	197,262,802	172,829,998	188,801,432	215,396,157	214,493,350	48,996,023	784,583	-	-	1,503,920,583	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	131,171	292,993	-	357,515	-	-	-	-	781,678	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	128,433	-	-	-	-	-	-	-	-	-	128,433	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,418,757	2,025,355	3,229,693	4,073,827	6,119,769	7,998,556	8,293,897	6,180,431	9,385,510	13,893,160	17,355,046	17,549,751	3,892,178	-	-	-	102,415,929	0.13%
	Current and Less Than 30 Days Past Due	2,418,757	2,025,355	3,229,693	4,073,827	6,119,769	7,998,556	8,293,897	6,180,431	9,385,510	13,893,160	17,355,046	17,549,751	3,892,178	-	-	-	102,415,929	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,300,935,110	1,780,265,937	2,591,969,161	3,618,647,761	4,783,461,437	6,134,444,318	7,031,254,130	7,592,155,540	8,217,248,142	8,419,006,830	9,252,279,040	8,320,603,479	5,052,908,418	1,202,170,131	68,372,737	21,162,332	76,386,884,503	100.00%
	Current and Less Than 30 Days Past Due	2,300,186,061	1,780,122,186	2,591,779,981	3,618,009,178	4,782,914,381	6,134,185,282	7,030,544,915	7,591,941,314	8,216,786,132	8,417,379,267	9,252,150,390	8,320,207,403	5,050,473,414	1,202,021,356	68,372,737	21,162,332	76,378,236,331	99.99%
	30 to 59 Days Past Due	657,562	143,751	189,180	524,016	547,055	94,121	457,941	-	462,010	1,627,563	128,650	396,077	2,435,004	148,774	-	-	7,811,704	0.01%
	60 to 89 Days Past Due	91,486	-	-	114,567	-	164,915	251,274	214,225	-	-	-	-	-	-	-	-	836,468	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2020
Distribution Date:	9/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	24,437,477	21,390,748	31,187,244	28,390,943	48,197,435	62,571,939	65,732,616	81,011,138	100,271,954	127,499,413	127,796,573	148,368,629	83,072,701	21,653,903	-	943,800	972,526,514	1.27%
<=599	4,850,727	8,011,760	6,432,117	18,255,699	19,008,720	32,479,964	30,032,218	34,035,363	31,882,462	33,157,200	45,679,367	43,401,176	28,701,111	10,055,312	462,241	258,764	346,704,200	0.45%
600-650	18,374,619	14,945,359	32,777,267	55,519,648	80,267,634	134,026,921	171,293,219	215,219,656	235,272,368	261,830,842	337,178,347	293,115,182	189,696,329	48,374,230	1,561,722	623,188	2,090,076,533	2.74%
651-700	69,941,578	61,062,661	103,637,119	173,107,257	260,767,323	378,343,396	476,492,376	548,875,003	663,576,229	667,689,874	824,119,990	783,439,979	477,896,139	125,698,775	8,977,368	1,688,718	5,625,313,786	7.36%
701-750	177,133,015	154,031,380	252,509,891	366,163,769	556,266,978	765,249,334	956,473,693	1,059,528,660	1,244,718,274	1,318,198,487	1,484,321,053	1,359,274,429	830,824,212	189,800,736	10,803,707	2,983,311	10,728,280,929	14.04%
751-800	312,794,704	277,278,290	422,001,164	638,472,454	889,784,926	1,209,030,420	1,446,797,006	1,642,841,266	1,825,259,995	1,857,063,584	2,161,454,131	1,929,164,146	1,222,666,081	260,646,197	14,737,337	7,941,535	16,117,933,236	21.10%
>800	1,693,402,990	1,243,545,739	1,743,424,359	2,338,737,990	2,929,168,421	3,552,742,344	3,884,433,002	4,010,644,454	4,116,266,860	4,153,567,430	4,271,729,578	3,763,839,937	2,220,051,846	545,940,978	31,830,362	6,723,015	40,506,049,305	53.03%
Total	2,300,935,110	1,780,265,937	2,591,969,161	3,618,647,761	4,783,461,437	6,134,444,318	7,031,254,130	7,592,155,540	8,217,248,142	8,419,006,830	9,252,279,040	8,320,603,479	5,052,908,418	1,202,170,131	68,372,737	21,162,332	76,386,884,503	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.